Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended			18 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0
Loans	1,459,720	1,458,706	$ 1,478,750
Money market investments	16,428	7,243	4,224
Investment securities	152,011	126,064	132,631
Trading account securities	6,414	11,001	17,938
Total interest and dividend income	1,634,573	1,603,014	1,633,543
INTEREST EXPENSE:
Deposits	127,577	107,533	105,087
Short-term borrowings	7,812	7,512	67,376
Interest Expense Long Term Debt	77,129	78,986	516,008
Total interest expense	212,518	194,031	688,471
Net interest income	1,422,055	1,408,983	945,072
Provision for loan losses	170,016	241,478	263,369
Net interest income after provision for loan losses	1,252,039	1,167,505	674,938
Service charges on deposit accounts	160,836	160,108	158,637
Other service fees	234,770	236,090	225,265
Mortgage banking activities	56,538	81,802	30,615
Net (loss) gain and valuation adjustments on investment securities	1,962	141	(870)
Other-than-temporary impairment on investment securities	(209)	(14,445)	0
Trading account profit	(785)	(4,723)	4,358
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	8,245	542	40,591
Adjustments To Indemnity Reserves On Loans Sold	(17,285)	(18,628)	(40,629)
FDIC loss share (expense) income	(207,779)	20,062	(103,024)
Other operating income	61,643	58,592	71,572
Total non-interest income	297,936	519,541	386,515
Operating expenses:
Personnel costs	487,476	477,519	418,679
Net occupancy expenses	85,653	86,888	86,707
Equipment expenses	62,225	60,110	48,917
Other taxes	42,304	39,797	56,918
Professional Fees	323,043	308,985	282,055
Communications	23,897	25,146	25,684
Business promotion	53,014	52,076	54,016
FDIC deposit insurance	24,512	27,626	40,307
Loss on early extinguishment of debt	0	0	532
Other real estate owned (O R E O) expenses	47,119	85,568	49,611
Other operating expenses	90,447	95,075	95,373
Amortization of intangibles	12,144	11,019	8,160
Goodwill impairment charge	3,801	0	0
Restructuring Costs	0	18,412	26,725	$ 45,100
Total operating expenses	1,255,635	1,288,221	1,193,684
Income (loss) from continuing operations before income tax	294,340	398,825	(132,231)
Income tax expense	78,784	(495,172)	58,279
Income (loss) before equity in undistributed earnings of subdidiaries	215,556	893,997	(190,510)
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations	215,556	893,997	(190,510)
Income from discontinued operations, net of tax	1,135	1,347	(122,980)
Equity in undistributed earnings (losses) of discontinued operatins	0	0	0
Net Income	216,691	895,344	(313,490)
Comprehensive (loss) income, net of tax	153,291	868,330	(354,617)
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(102,300)	(41,350)
Loans	0	(583)	(1,202)
Money market investments	(1,500)	(50)	(22)
Investment securities	0	0	0
Trading account securities	0	0	0
Total interest and dividend income	(103,800)	(41,983)	(1,224)
INTEREST EXPENSE:
Deposits	(1,500)	(50)	(8)
Short-term borrowings	0	(583)	(1,216)
Interest Expense Long Term Debt	0	0	0
Total interest expense	(1,500)	(633)	(1,224)
Net interest income	(102,300)	(41,350)	0
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(102,300)	(41,350)	0
Service charges on deposit accounts	0	0	0
Other service fees	(2,572)	(2,476)	(2,741)
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	0	0	0
Other-than-temporary impairment on investment securities	0	0
Trading account profit	(44)	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	(53)	(47)	(9)
Total non-interest income	(2,669)	(2,523)	(2,750)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional Fees	(413)	(295)	(229)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt			0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	(2,165)	(2,492)	(2,523)
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Restructuring Costs		0	0
Total operating expenses	(2,578)	(2,787)	(2,752)
Income (loss) from continuing operations before income tax	(102,391)	(41,086)	2
Income tax expense	(18)	103	1
Income (loss) before equity in undistributed earnings of subdidiaries	(102,373)	(41,189)	1
Equity in undistributed earnings (losses) of subsidiaries	(186,726)	(1,527,159)	(327,462)
Income (loss) from continuing operations	(289,099)	(1,568,348)	(327,461)
Income from discontinued operations, net of tax	0	0	0
Equity in undistributed earnings (losses) of discontinued operatins	(2,270)	(2,694)	245,960
Net Income	(291,369)	(1,571,042)	(81,501)
Comprehensive (loss) income, net of tax	(215,226)	(1,540,375)	(64,690)
Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	171,126	217,458	223,999
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
INTEREST EXPENSE:
Provision for loan losses	0	0	0
Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	(1,110)	24,020	46,135
Covered Under Loss Sharing Agreements With FDIC Member | Elimination
INTEREST EXPENSE:
Provision for loan losses	0	0	0
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	102,300	41,350
Loans	78	673	1,294
Money market investments	1,399	40	20
Investment securities	664	619	617
Trading account securities	0	0	0
Total interest and dividend income	104,441	42,682	1,931
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Interest Expense Long Term Debt	52,470	52,470	492,657
Total interest expense	52,470	52,470	492,657
Net interest income	51,971	(9,788)	(490,726)
Provision for loan losses	(35)	35	(200)
Net interest income after provision for loan losses	52,006	(9,823)	(490,526)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	1,767	0	0
Other-than-temporary impairment on investment securities	0	0
Trading account profit	90	(187)	(40)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	12,352	13,710	12,291
Total non-interest income	14,209	13,523	12,251
Operating expenses:
Personnel costs	48,032	49,112	39,457
Net occupancy expenses	3,630	3,591	3,952
Equipment expenses	2,807	2,240	3,764
Other taxes	187	(822)	1,019
Professional Fees	10,817	11,384	14,963
Communications	520	519	496
Business promotion	2,261	1,868	1,731
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt			0
Other real estate owned (O R E O) expenses	52	0	6
Other operating expenses	(72,514)	(69,185)	(63,755)
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Restructuring Costs		0	0
Total operating expenses	(4,208)	(1,293)	1,633
Income (loss) from continuing operations before income tax	70,423	4,993	(479,908)
Income tax expense	19	(186)	5,580
Income (loss) before equity in undistributed earnings of subdidiaries	70,404	5,179	(485,488)
Equity in undistributed earnings (losses) of subsidiaries	145,152	888,818	294,978
Income (loss) from continuing operations	215,556	893,997	(190,510)
Income from discontinued operations, net of tax	0	0	0
Equity in undistributed earnings (losses) of discontinued operatins	1,135	1,347	(122,980)
Net Income	216,691	895,344	(313,490)
Comprehensive (loss) income, net of tax	153,291	868,330	(354,617)
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	(35)	35	(200)
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0
Loans	0	3	0
Money market investments	101	8	7
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest and dividend income	423	333	329
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	502	405
Interest Expense Long Term Debt	10,769	10,779	10,826
Total interest expense	10,769	11,281	11,231
Net interest income	(10,346)	(10,948)	(10,902)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(10,346)	(10,948)	(10,902)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	0	0	0
Other-than-temporary impairment on investment securities	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	(2,559)	(244)	(16)
Total non-interest income	(2,559)	(244)	(16)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	0	0	0
Other taxes	1	0	0
Professional Fees	122	504	1,119
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt			0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	60	463	435
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Restructuring Costs		0	0
Total operating expenses	183	967	1,554
Income (loss) from continuing operations before income tax	(13,088)	(12,159)	(12,472)
Income tax expense	(4,581)	305	0
Income (loss) before equity in undistributed earnings of subdidiaries	(8,507)	(12,464)	(12,472)
Equity in undistributed earnings (losses) of subsidiaries	41,574	638,341	32,484
Income (loss) from continuing operations	33,067	625,877	20,012
Income from discontinued operations, net of tax	0	0	0
Equity in undistributed earnings (losses) of discontinued operatins	1,135	1,347	(122,980)
Net Income	34,202	627,224	(102,968)
Comprehensive (loss) income, net of tax	20,108	623,433	(79,665)
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	0	0	0
All other subsidiaries and eliminations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0
Loans	1,459,642	1,458,613	1,478,658
Money market investments	16,428	7,245	4,219
Investment securities	151,025	125,123	131,692
Trading account securities	6,414	11,001	17,938
Total interest and dividend income	1,633,509	1,601,982	1,632,507
INTEREST EXPENSE:
Deposits	129,077	107,583	105,095
Short-term borrowings	7,812	7,593	68,187
Interest Expense Long Term Debt	13,890	15,737	12,525
Total interest expense	150,779	130,913	185,807
Net interest income	1,482,730	1,471,069	1,446,700
Provision for loan losses	170,051	241,443	263,569
Net interest income after provision for loan losses	1,312,679	1,229,626	1,176,366
Service charges on deposit accounts	160,836	160,108	158,637
Other service fees	237,342	238,566	228,006
Mortgage banking activities	56,538	81,802	30,615
Net (loss) gain and valuation adjustments on investment securities	195	141	(870)
Other-than-temporary impairment on investment securities	(209)	(14,445)
Trading account profit	(831)	(4,536)	4,398
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	8,245	542	40,591
Adjustments To Indemnity Reserves On Loans Sold	(17,285)	(18,628)	(40,629)
FDIC loss share (expense) income	(207,779)	20,062	(103,024)
Other operating income	51,903	45,173	59,306
Total non-interest income	288,955	508,785	377,030
Operating expenses:
Personnel costs	439,444	428,407	379,222
Net occupancy expenses	82,023	83,297	82,755
Equipment expenses	59,418	57,870	45,153
Other taxes	42,116	40,619	55,899
Professional Fees	312,517	297,392	266,202
Communications	23,377	24,627	25,188
Business promotion	50,753	50,208	52,285
FDIC deposit insurance	24,512	27,626	40,307
Loss on early extinguishment of debt			532
Other real estate owned (O R E O) expenses	47,067	85,568	49,605
Other operating expenses	165,066	166,289	161,216
Amortization of intangibles	12,144	11,019	8,160
Goodwill impairment charge	3,801
Restructuring Costs		18,412	26,725
Total operating expenses	1,262,238	1,291,334	1,193,249
Income (loss) from continuing operations before income tax	339,396	447,077	360,147
Income tax expense	83,364	(495,394)	52,698
Income (loss) before equity in undistributed earnings of subdidiaries	256,032	942,471	307,449
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations	256,032	942,471	307,449
Income from discontinued operations, net of tax	1,135	1,347	(122,980)
Equity in undistributed earnings (losses) of discontinued operatins	0	0	0
Net Income	257,167	943,818	184,469
Comprehensive (loss) income, net of tax	195,118	916,942	144,355
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	171,161	217,423	224,199
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	$ (1,110)	$ 24,020	$ 46,135